Revenue and Receivables (Tables)	12 Months Ended
Dec. 31, 2021
RevenueFromContractWithCustomerAndReceivables [Abstract]
Summary of Disaggregation of Revenue
The following tables presents the Company’s disaggregated revenue by offering and customer type for the periods presented:

	Years Ended December 31,
(in thousands)	2021	2020
Mission support	$37,109	$19,362
Launch support	1,144	1,304
Operations	2,039	2,558
Studies, design and other	614	1,655

Revenue	$40,906	$24,879

	Years Ended December 31,
(in thousands)	2021	2020
U.S Government contracts
Fixed price	$17,036	$8,871
Cost-plus fee	4,912	3,053

	21,948	11,924

Foreign government contracts
Fixed price	4,623	884
Commercial contracts
Fixed price, U.S.	9,005	5,602
Fixed price, International	5,210	6,414
Cost-plus fee	120	55

	14,335	12,071

Revenue	$40,906	$24,879

Summary of Accounts Receivable, Allowance for Credit Loss
The following table presents changes in the allowance for credit losses for the periods presented:

	Years Ended December 31,
(in thousands)	2021	2020
Beginning balance	$(635)	$(116)
Provision for credit losses	(407)	(794)
Write-offs	97	275

Ending balance	$(945)	$(635)